License Agreements - Additional Information (Details)	1 Months Ended							3 Months Ended				6 Months Ended				12 Months Ended
	Oct. 31, 2017 USD ($)	Oct. 31, 2017 GBP (£)	Nov. 30, 2015 USD ($) Agreement Disease	Nov. 30, 2015 GBP (£) Agreement Disease	Dec. 31, 2013 USD ($)	Nov. 30, 2013 USD ($)	Nov. 30, 2013 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
License Agreements [Line Items]
Research and development								$ 8,052,000		$ 3,542,000		$ 14,116,000		$ 6,292,000
2013 Oxford Agreement
License Agreements [Line Items]
License agreement entered date												2013-11	2013-11
Upfront fees						$ 78,000
Past patent costs						68,000
Maintenance fees								$ 17,000	£ 12,500	$ 0	£ 0	$ 34,000	£ 25,000		£ 0
2013 Oxford Agreement | Maximum [Member]
License Agreements [Line Items]
Milestone fees payments upon achievement of specified sales						$ 507,000	£ 375,000
2015 Oxford Agreements
License Agreements [Line Items]
License agreement entered date												2015-11	2015-11
Upfront fees			$ 575,000	£ 378,000
Past patent costs			$ 2,000	£ 1,300
Number of separate exclusive license agreements | Agreement			5	5
Number of different types of inherited retinal diseases | Disease			5	5
Annual licenses maintenance fee																		$ 68,000	£ 50,000
Increase of annual licenses maintenance fee, until 2025 and after												$ 135,000	£ 100,000
Recorded fees												$ 0	£ 0	0	0
2015 Oxford Agreements | Scenario, Forecast
License Agreements [Line Items]
Annual licenses maintenance fee																$ 78,000	£ 60,000
2017 Oxford Agreement
License Agreements [Line Items]
License agreement entered date												2017-10	2017-10
Upfront fees	$ 135,000	£ 100,000
Annual licenses maintenance fee | £																			£ 0
Recorded fees												$ 0	£ 0	0	£ 0
2017 Oxford Agreement | Scenario, Forecast
License Agreements [Line Items]
Annual licenses maintenance fee | £																	£ 10,000
2017 Oxford Agreement | Maximum [Member]
License Agreements [Line Items]
Increase of annual licenses maintenance fee, until 2025 and after | £													£ 20,000
Oxford BioMedica License
License Agreements [Line Items]
License agreement entered date												2013-12	2013-12
Upfront fees					$ 100,000
Milestone payment upon approval of a product					$ 100,000
Research and development												$ 0		$ 0